Document and Entity Information	May 07, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-1136
Entity Registrant Name	BRISTOL-MYERS SQUIBB COMPANY
Entity Central Index Key	0000014272
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-0790350
Entity Address, Address Line One	Route 206 & Province Line Road
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08543
City Area Code	609
Local Phone Number	252-4621
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.10 Par Value
Trading Symbol	BMY
Security Exchange Name	NYSE
1.000% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.000% Notes due 2025
Trading Symbol	BMY25
Security Exchange Name	NYSE
1.750% Notes due 2035 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2035
Trading Symbol	BMY35
Security Exchange Name	NYSE
Celgene Contingent Value Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Celgene Contingent Value Rights
Trading Symbol	CELG RT
Security Exchange Name	NYSE